Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
The Glenmede Fund, Inc.
Equity Income Portfolio (GEQIX)
Supplement dated June 14, 2021 to the
Equity Prospectus dated February 28, 2021
The “
Average Annual Total Returns
” table in the
sub-section
entitled “
Performance Information
” of the “
Summary Section
” of the Equity Income Portfolio on page 46 of the Equity Prospectus is hereby deleted in its entirety and replaced with the following:
Average Annual Total Returns (for the periods ended December 31, 2020)

	Past 1 Year	Since Inception (December 21, 2016)
Return Before Taxes	6.74%	10.24%
Return After Taxes on Distributions	6.15%	9.56%
Return After Taxes on Distributions and Sale of Fund Shares	4.29%	7.94%

S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.61%

Morningstar Large Value Average 1	2.91%	8.02%

Russell 1000 ® Value Index 2	2.80%	7.60%

1
The Morningstar Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

2	The Russell 1000 ® Value Index is provided so that investors may compare the performance of the Portfolio to another well-known index for large cap stocks.

Equity Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
The Glenmede Fund, Inc.
Equity Income Portfolio (GEQIX)
Supplement dated June 14, 2021 to the
Equity Prospectus dated February 28, 2021
The “
Average Annual Total Returns
” table in the
sub-section
entitled “
Performance Information
” of the “
Summary Section
” of the Equity Income Portfolio on page 46 of the Equity Prospectus is hereby deleted in its entirety and replaced with the following:
Average Annual Total Returns (for the periods ended December 31, 2020)

	Past 1 Year	Since Inception (December 21, 2016)
Return Before Taxes	6.74%	10.24%
Return After Taxes on Distributions	6.15%	9.56%
Return After Taxes on Distributions and Sale of Fund Shares	4.29%	7.94%

S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.61%

Morningstar Large Value Average 1	2.91%	8.02%

Russell 1000 ® Value Index 2	2.80%	7.60%

1
The Morningstar Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

2	The Russell 1000 ® Value Index is provided so that investors may compare the performance of the Portfolio to another well-known index for large cap stocks.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Morningstar Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.The Russell 1000® Value Index is provided so that investors may compare the performance of the Portfolio to another well-known index for large cap stocks.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Equity Income Portfolio | Equity Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.74%
Since Inception	rr_AverageAnnualReturnSinceInception	10.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2016
Equity Income Portfolio | Return After Taxes on Distributions | Equity Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.15%
Since Inception	rr_AverageAnnualReturnSinceInception	9.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2016
Equity Income Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Equity Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.29%
Since Inception	rr_AverageAnnualReturnSinceInception	7.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2016
Equity Income Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	18.40%
Since Inception	rr_AverageAnnualReturnSinceInception	15.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2016
Equity Income Portfolio | Morningstar Large Value Average
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.91%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.02%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2016	[1]
Equity Income Portfolio | Russell 1000® Value Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.80%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.60%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2016	[2]

[1]	The Morningstar Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[2]	The Russell 1000® Value Index is provided so that investors may compare the performance of the Portfolio to another well-known index for large cap stocks.